Annual Fund Operating Expenses - BARON DISCOVERY FUND	Jan. 28, 2021
BARON DISCOVERY FUND
Operating Expenses:
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.35%
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.08%
R6 Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.08%